Share capital	6 Months Ended
Jun. 30, 2022
Statement [LineItems]
Share capital
13.	Share capital

EUR millions	June 30, 2022	December 31, 2021

Share capital - par value	322	321

Share premium	6,952	7,033
Total share capital	7,274	7,354

Share capital - par value

Balance at January 1	321	320

Dividend	-	1

Share dividend	1	-
Balance	322	321

Share premium

Balance at January 1	7,033	7,160

Share dividend	(80)	(127)
Balance	6,952	7,033

EUR millions	YTD 2022	YTD 2021

Earnings per share (EUR per share)

Basic earnings per common share	0.39	0.69

Basic earnings per common share B	0.01	0.02

Diluted earnings per common share	0.39	0.69
Diluted earnings per common share B	0.01	0.02

Earnings per share calculation

Net result attributable to owners of Aegon N.V.	810	1,448

Coupons on other equity instruments	(16)	(23)
Earnings attributable to common shares and common shares B	794	1,425

Earnings attributable to common shareholders	789	1,415

Earnings attributable to common shareholders B	5	10

Weighted average number of common shares outstanding (in millions)	2,021	2,045

Weighted average number of common shares B outstanding (in millions)	538	559
Final dividend 2021
It was decided at the Annual General Meeting of Shareholders on May 31, 2022 to pay a final dividend for 2021 of EUR 0.09 per common share and EUR 0.00225 per common share B. After taking into account the interim dividend of EUR 0.08 per common share and EUR 0.002 per common share B, this resulted in a total 2021 dividend of EUR 0.17 per common share and EUR 0.00425 per common share B.
The final dividend for 2021 was paid in cash or stock at the election of the shareholder. The value of the dividend in common shares is approximately equal to the cash dividend. Those who elected to receive a stock dividend received one Aegon common share for every 47 common shares held. The stock fraction was based on Aegon’s average share price as quoted on Euronext Amsterdam, using the high and low of each of the five trading days from June 23 up to and including June 29, 2022. The average price calculated on this basis amounted to EUR 4.26. The dividend was paid as of July 6, 2022.

Aegon intends to neutralize the dilutive effect of the 2021 final dividend to be paid in shares in the third quarter of this year (refer to note 20).
2022 interim dividend
Aegon will pay an interim dividend for 2022 of EUR 0.11 per common share.
The interim dividend will be paid in cash or in shares at the election of the shareholder. The value of the dividend to be paid in shares will be approximately equal to the dividend to be paid in cash.
Aegon’s shares will be quoted
ex-dividend
on August 23, 2022. The record date is August 24, 2022. The election period for shareholders will run from August 25 up to and including September 14, 2022. The stock fraction will be based on the average share price on Euronext Amsterdam, using the high and low of each of the five trading days from September 8 through September 14, 2022. The stock dividend ratio will be announced on Aegon’s website on September 14, 2022 after business hours. The dividend will be payable as of September 21, 2022.
Share buyback
Aegon executed a program to repurchase 10,158,360 common shares for an amount of EUR 50 million to meet its obligations resulting from the 2021 and 2022 share-based compensation plans for senior management. Between January 7, 2022 and January 24, 2022, these common shares were repurchased at an average price of EUR 4.9227 per share.
On March 23, 2022, Aegon announced that it intends to return EUR 300 million of surplus cash capital to shareholders via a share buyback in the course of 2022. The share buyback will be executed in three tranches of EUR 100 million each, with each tranche conditional on maintaining the capital positions of Aegon’s main units in line with its stated ambitions, and the Cash Capital at the Holding being above the middle of the operating range.
Between April 1, 2022 and June 17, 2022, the first tranche of EUR 100 million were repurchased at an average price of EUR 4.8907 per share.
The buyback of the second tranche of EUR 100 million is expected to be completed on or before September 30, 2022. The buyback of the third tranche of EUR 100 million will commence on October 3, 2022 and is expected to be completed on or before December 15, 2022. For each tranche Aegon will engage a third party to execute the buyback transactions on its behalf. The common shares will be repurchased at a maximum of the average of the daily volume-weighted average prices during the repurchase period, and will subsequently be proposed to be cancelled at Aegon’s 2023 Annual General Meeting of Shareholders.